Risk information - Gross exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross exposure	kr 426.9	kr 420.5
Total
Disclosure of credit risk exposure [line items]
Gross exposure	94.2	80.0
Poland
Disclosure of credit risk exposure [line items]
Gross exposure	25.0	23.1
United Kingdom
Disclosure of credit risk exposure [line items]
Gross exposure	20.3	8.5
Germany
Disclosure of credit risk exposure [line items]
Gross exposure	10.5	3.6
Finland
Disclosure of credit risk exposure [line items]
Gross exposure	9.1	11.9
France
Disclosure of credit risk exposure [line items]
Gross exposure	6.6	6.6
Denmark
Disclosure of credit risk exposure [line items]
Gross exposure	6.2	7.2
Luxembourg
Disclosure of credit risk exposure [line items]
Gross exposure	4.5	5.7
Norway
Disclosure of credit risk exposure [line items]
Gross exposure	3.1	3.1
Ireland
Disclosure of credit risk exposure [line items]
Gross exposure	2.1	0.4
Spain
Disclosure of credit risk exposure [line items]
Gross exposure	2.0	2.3
Netherlands
Disclosure of credit risk exposure [line items]
Gross exposure	0.9	1.6
Italy
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	1.1
Belgium
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	0.6
Portugal
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	0.8
Austria
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	1.7
Serbia
Disclosure of credit risk exposure [line items]
Gross exposure	0.6	0.9
Montenegro
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	0.0
Czech Republic
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.2
Estonia
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Slovakia
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.1
Iceland
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Russian Federation
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Latvia
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Lithuania
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.2
Central governments
Disclosure of credit risk exposure [line items]
Gross exposure	122.8	90.8
Central governments | Total
Disclosure of credit risk exposure [line items]
Gross exposure	10.7	4.7
Central governments | Germany
Disclosure of credit risk exposure [line items]
Gross exposure	8.9	2.2
Central governments | Finland
Disclosure of credit risk exposure [line items]
Gross exposure		1.1
Central governments | France
Disclosure of credit risk exposure [line items]
Gross exposure	1.8	0.5
Central governments | Austria
Disclosure of credit risk exposure [line items]
Gross exposure		0.9
Regional governments
Disclosure of credit risk exposure [line items]
Gross exposure	11.5	17.8
Regional governments | Total
Disclosure of credit risk exposure [line items]
Gross exposure	1.1	1.5
Regional governments | Finland
Disclosure of credit risk exposure [line items]
Gross exposure	1.1	1.5
Regional governments | Latvia
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.0
Multilateral development banks
Disclosure of credit risk exposure [line items]
Gross exposure	5.1	6.3
Multilateral development banks | Total
Disclosure of credit risk exposure [line items]
Gross exposure	4.4	5.1
Multilateral development banks | Finland
Disclosure of credit risk exposure [line items]
Gross exposure	0.4
Multilateral development banks | Luxembourg
Disclosure of credit risk exposure [line items]
Gross exposure	4.0	5.1
Public sector entity
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	1.0
Public sector entity | Total
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	1.0
Public sector entity | Denmark
Disclosure of credit risk exposure [line items]
Gross exposure		1.0
Financial institutions
Disclosure of credit risk exposure [line items]
Gross exposure	49.7	51.1
Financial institutions | Total
Disclosure of credit risk exposure [line items]
Gross exposure	29.3	30.9
Financial institutions | Poland
Disclosure of credit risk exposure [line items]
Gross exposure	20.9	21.0
Financial institutions | United Kingdom
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.1
Financial institutions | Germany
Disclosure of credit risk exposure [line items]
Gross exposure	1.4	1.0
Financial institutions | Finland
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.1
Financial institutions | France
Disclosure of credit risk exposure [line items]
Gross exposure	2.4	3.4
Financial institutions | Denmark
Disclosure of credit risk exposure [line items]
Gross exposure	1.2	2.0
Financial institutions | Norway
Disclosure of credit risk exposure [line items]
Gross exposure	0.9	0.2
Financial institutions | Ireland
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.2
Financial institutions | Spain
Disclosure of credit risk exposure [line items]
Gross exposure	1.0	1.2
Financial institutions | Netherlands
Disclosure of credit risk exposure [line items]
Gross exposure	0.4	0.9
Financial institutions | Austria
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	0.8
Corporates
Disclosure of credit risk exposure [line items]
Gross exposure	237.8	253.5
Corporates | Total
Disclosure of credit risk exposure [line items]
Gross exposure	48.7	36.8
Corporates | Poland
Disclosure of credit risk exposure [line items]
Gross exposure	4.0	2.1
Corporates | United Kingdom
Disclosure of credit risk exposure [line items]
Gross exposure	20.2	8.4
Corporates | Germany
Disclosure of credit risk exposure [line items]
Gross exposure	0.2	0.4
Corporates | Finland
Disclosure of credit risk exposure [line items]
Gross exposure	7.5	9.2
Corporates | France
Disclosure of credit risk exposure [line items]
Gross exposure	2.4	2.7
Corporates | Denmark
Disclosure of credit risk exposure [line items]
Gross exposure	4.9	4.2
Corporates | Luxembourg
Disclosure of credit risk exposure [line items]
Gross exposure	0.5	0.6
Corporates | Norway
Disclosure of credit risk exposure [line items]
Gross exposure	2.2	2.9
Corporates | Ireland
Disclosure of credit risk exposure [line items]
Gross exposure	2.0	0.2
Corporates | Spain
Disclosure of credit risk exposure [line items]
Gross exposure	0.9	1.1
Corporates | Netherlands
Disclosure of credit risk exposure [line items]
Gross exposure	0.5	0.7
Corporates | Italy
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	1.1
Corporates | Belgium
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	0.6
Corporates | Portugal
Disclosure of credit risk exposure [line items]
Gross exposure	0.7	0.8
Corporates | Serbia
Disclosure of credit risk exposure [line items]
Gross exposure	0.6	0.9
Corporates | Montenegro
Disclosure of credit risk exposure [line items]
Gross exposure	0.2
Corporates | Czech Republic
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.2
Corporates | Estonia
Disclosure of credit risk exposure [line items]
Gross exposure		0.1
Corporates | Slovakia
Disclosure of credit risk exposure [line items]
Gross exposure	0.1	0.1
Corporates | Iceland
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Corporates | Russian Federation
Disclosure of credit risk exposure [line items]
Gross exposure	0.0	0.1
Corporates | Latvia
Disclosure of credit risk exposure [line items]
Gross exposure	kr 0.0	0.1
Corporates | Lithuania
Disclosure of credit risk exposure [line items]
Gross exposure		kr 0.2